Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE

20.    NET LOSS PER SHARE

For the years ended December 31, 2019, 2020 and 2021, for the purpose of calculating net loss per share as a result of the reorganization as described in Note 1, the number of shares used in the calculation reflects the outstanding shares of the Company as if the reorganization took place at the beginning of the period presented.

Basic and diluted net loss per share for each of the year presented were calculated as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss attributable to Ucommune International Ltd.’s shareholders	(791,150)	(488,492)	(1,996,413)
Denominator:
Weighted average ordinary shares used in computing basic and diluted loss per share**	2,503,708	3,257,088	4,313,064
Basic and diluted net loss per share**	(316.00)	(149.98)	(462.88)

*        The potential dilutive securities were not included in the calculation of dilutive net loss per share in those periods where their inclusion would be anti-dilutive.

**      The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 (Note 26)